Defined Benefit Pension Plans Expected Future Annual Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012	$ 2,913
2013	3,278
2014	4,007
2015	4,101
2016	4,705
2017 - 2021	$ 24,470